As filed with the Securities and Exchange Commission on June 6 , 2016

Securities Act File No.  333-211171

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.  1

Post-Effective Amendment No. ☐

VOYA PARTNERS, INC.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

Voya Investment Management

7337 East Doubletree Ranch Road, Ste 100

Scottsdale, AZ 85258-2034

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class ADV and Class S of VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

VY® Fidelity® vip mid cap portfolio

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-262-3862

June 22, 2016

Dear Shareholder:

On behalf of the Board of Directors (the “Board”) of VY® Fidelity® VIP Mid Cap Portfolio (“Mid Cap Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of Mid Cap Portfolio. The Special Meeting is scheduled for 1:00 p.m., Local time, on August 9, 2016, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting shareholders of Mid Cap Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of Mid Cap Portfolio with and into VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (“Diversified Mid Cap Growth Portfolio”) (together with Mid Cap Portfolio, the “Portfolios”). The Portfolios are members of the Voya family of funds.

Shares of Mid Cap Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction by your insurance company, through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy. If the Reorganization is approved by shareholders, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Diversified Mid Cap Growth Portfolio instead of shares of Mid Cap Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio that seeks long-term capital appreciation.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than August 8, 2016.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

VY® Fidelity® vip mid cap portfolio

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

1-800-262-3862

Scheduled for August 9, 2016

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of VY® Fidelity® VIP Mid Cap Portfolio (“Mid Cap Portfolio”) is scheduled for 1:00 p.m., Local time, on August 9, 2016 at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, Mid Cap Portfolio’s shareholders will be asked:

1.	To approve an Agreement and Plan of Reorganization by and between Mid Cap Portfolio and VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (“Diversified Mid Cap Growth Portfolio”), providing for the reorganization of Mid Cap Portfolio with and into Diversified Mid Cap Growth Portfolio (the “Reorganization”); and

2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Directors of Mid Cap Portfolio recommends that you vote “FOR” the Reorganization.

Shareholders of record as of the close of business on May 20, 2016 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot or Voting Instruction Card by August 8, 2016 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot or Voting Instruction Card, by giving written notice of revocation to Mid Cap Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Directors

Huey P. Falgout, Jr.
Secretary
June 22, 2016

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PROXY STATEMENT/PROSPECTUS

June 22, 2016

Special Meeting of Shareholders

of VY® Fidelity® VIP Mid Cap Portfolio

Scheduled for August 9, 2016

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
VY® Fidelity® VIP Mid Cap Portfolio (A series of Voya Partners, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 1-800-262-3862	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (A series of Voya Partners, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 1-800-262-3862
(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on August 9, 2016
This Proxy Statement/Prospectus and Notice of Special Meeting are available at:www.proxyvote.com/voya

The Prospectus/Proxy Statement explains concisely what you should know before voting on the matter described herein or investing in VY® T. Rowe Price Diversified Mid Cap Growth Portfolio. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about VY® Fidelity® VIP Mid Cap Portfolio (“Mid Cap Portfolio”) and VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (“Diversified Mid Cap Growth Portfolio,”) and together with Mid Cap Portfolio, the “Portfolios”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By Phone:	(800) 992-0180

By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

By Internet:	www.voyainvestments.com/vp/literature

The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated June 22, 2016 relating to this Proxy Statement/Prospectus;

2.	The Prospectus and Statement of Additional Information dated May 1, 2016 for Mid Cap Portfolio; and

3.	The Prospectus and Statement of Additional Information dated May 1, 2016 for Diversified Mid Cap Growth Portfolio.

The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers. The file number for the document listed above as (1) is 333-211171 . The file numbers for the documents listed above as (2) and (3) is 333-32575, respectively.

Introduction

What is happening?

On March 18, 2016, the Board of Directors of VY® Fidelity® VIP Mid Cap Portfolio (“Mid Cap Portfolio”) and VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (“Diversified Mid Cap Growth Portfolio,” and together with Mid Cap Portfolio, the “Portfolios”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of Mid Cap Portfolio with and into Diversified Mid Cap Growth Portfolio (the “Reorganization”). The Reorganization Agreement requires approval by shareholders of Mid Cap Portfolio, and if approved, is expected to be effective on August 26, 2016, or such other date as the parties may agree (the “Closing Date”).

Why did you send me this booklet?

Shares of Mid Cap Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot or Voting Instruction Card for Mid Cap Portfolio. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

The Separate Accounts and Qualified Plans or their trustees, as record owners of Mid Cap Portfolio shares are, in most cases, the true “shareholders” of Mid Cap Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contract Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the technical shareholder but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contract Holders or Plan Participants.

Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Diversified Mid Cap Growth Portfolio, this Proxy Statement also serves as a prospectus for Diversified Mid Cap Growth Portfolio. Diversified Mid Cap Growth Portfolio is an open-end management investment company, which seeks long-term capital growth, as described more fully below.

Who is eligible to vote?

Shareholders holding an investment in shares of Mid Cap Portfolio as of the close of business on May 20, 2016 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot or Voting Instruction Card in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Mail. Mark the enclosed Proxy Ballot or Voting Instruction Card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot or Voting Instruction Card.

•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

To be certain your vote will be counted, a properly executed Proxy Ballot or Voting Instruction Card must be received no later than 5:00 p.m., Local time, on August 8, 2016.

Should shareholders require additional information regarding the Special Meeting, they may contact the Proxy Solicitor toll-free at (877) 283-0324. (See “General Information” for more information on the Proxy Solicitor.)

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on August 9, 2016, at 1:00 p.m., Local time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

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Summary of the Reorganization

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about Diversified Mid Cap Growth Portfolio, please consult Appendix B and Diversified Mid Cap Growth Portfolio’s prospectus dated May 1, 2016.

On March 18, 2016, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of Mid Cap Portfolio to Diversified Mid Cap Growth Portfolio in exchange for shares of capital stock of Diversified Mid Cap Growth Portfolio;

•	the assumption by Diversified Mid Cap Growth Portfolio of all the liabilities of Mid Cap Portfolio;

•	the distribution of shares of Diversified Mid Cap Growth Portfolio to the shareholders of Mid Cap Portfolio; and

•	the complete liquidation of Mid Cap Portfolio.

If shareholders of Mid Cap Portfolio approve the Reorganization, each owner of Class ADV and Class S shares of Mid Cap Portfolio would become a shareholder of the corresponding share class of Diversified Mid Cap Growth Portfolio. The Reorganization is expected to be effective on the Closing Date. Each shareholder of Mid Cap Portfolio will hold, immediately after the close of the Reorganization (the “Closing”), shares of Diversified Mid Cap Growth Portfolio having an aggregate value equal to the aggregate value of the shares of Mid Cap Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Portfolios have substantially similar investment objectives. Mid Cap Portfolio invests all of its assets in Service Class 2 shares of Fidelity® VIP Mid Cap Portfolio (the “Master Fund”). The Master Fund is an actively managed fund which seeks to provide you with long-term growth of capital. Diversified Mid Cap Growth Portfolio is an actively managed fund which seeks to provide you with long-term capital appreciation.

•	The Portfolios have similar investments strategies as both Mid Cap Portfolio, through the Master Fund, and Diversified Mid Cap Growth Portfolio invest primarily in equity securities of mid-capitalization companies.

•	Directed Services LLC (“DSL” or “Adviser”) serves as the investment adviser for both Portfolios. Fidelity Management & Research Company (“FMR”) serves as the investment adviser for the Master Fund.

•	Each Portfolio is distributed by Voya Investments Distributor, LLC (the “Distributor”).

•	The shareholders of Mid Cap Portfolio are expected to benefit from a reduction in total gross expenses as shareholders of Diversified Mid Cap Growth Portfolio. In addition, the shareholders of Mid Cap Portfolio are expected to benefit from an expense limitation agreement between the Adviser and Diversified Mid Cap Growth Portfolio, which contractually obligates the Adviser to limit the expenses of Diversified Mid Cap Growth Portfolio at a rate that is lower than the current net expenses of Mid Cap Portfolio (including the fees and expenses of the Master Fund).

•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.

•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Mid Cap Portfolio nor its shareholders, nor Diversified Mid Cap Growth Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the Reorganization.
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Proposal One – Approval of the Reorganization

What is the proposed Reorganization?

Shareholders of Mid Cap Portfolio are being asked to approve a Reorganization Agreement, providing for the reorganization of Mid Cap Portfolio with and into Diversified Mid Cap Growth Portfolio. If the Reorganization is approved, shareholders of Mid Cap Portfolio will become shareholders of Diversified Mid Cap Growth Portfolio as of the Closing.

Why is a Reorganization proposed?

As part of the Board’s annual review of contractual arrangements in November of 2015, the Board directed the Adviser to explore the future viability of Mid Cap Portfolio due to underperformance, asset size, and asset outflows. At the March 2016 Board meeting the Adviser presented the Board with the Reorganization proposal. In support of its proposal, the Adviser noted that in its view, the Reorganization would provide the shareholders of Mid Cap Portfolio with the potential for improved performance and an immediate benefit through lower gross and net expenses.

How do the Investment Objectives compare?

As described in the chart that follows, the Portfolios have similar investment objectives.

	Mid Cap Portfolio	Diversified Mid Cap Growth Portfolio
Investment Objective	The Portfolio seeks long-term growth of capital.	The Portfolios seeks long-term capital appreciation.

Each Portfolio’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

How do the Annual Portfolio Operating Expenses compare?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of Diversified Mid Cap Growth Portfolio after giving effect to the Reorganization, assume the Reorganization occurred on December 31, 2015. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
		Mid Cap Portfolio	Diversified Mid Cap Growth Portfolio	Diversified Mid Cap Growth Portfolio Pro Forma
Class ADV
Management Fees	%	0.65[2]	0.74	0.74
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50	0.50	0.50
Shareholder Services Fee	%	0.25[3]	N/A	N/A
Other Expenses	%	0.19	0.03	0.03
Total Annual Portfolio Operating Expenses	%	1.59	1.27	1.27
Waivers and Reimbursements	%	(0.16)[4]	None[5]	None[5]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.43	1.27	1.27

Class S
Management Fees	%	0.65[2]	0.74	0.74
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Shareholder Services Fee	%	0.25[3]	N/A	N/A
Other Expenses	%	0.19	0.03	0.03
Total Annual Portfolio Operating Expenses	%	1.34	1.02	1.02
Waivers and Reimbursements	%	(0.16)[4]	None[5]	None[5]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.18	1.02	1.02

1.	Expense ratios have been adjusted to reflect current contractual rates.

2.	The management fees include the management fee of Fidelity® VIP Mid Cap Portfolio (“Master Fund”) of 0.55%.

3.	Service Class 2 shareholders of the Master Fund, including Equity-Income Portfolio, pay a shareholder servicing fee of 0.25%.

4.	The adviser is contractually obligated to limit expenses to 0.55% and 0.30% for Class ADV and Class S shares, respectively, through May 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, Master Fund Fees and Expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.

3

5.	The adviser is contractually obligated to limit expenses to 1.30% and 1.05% for Class ADV and Class S shares, respectively, through May 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Portfolios with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolios for the time periods indicated. The Examples also assume that your investment had a 5% return during each year and that the Portfolios’ operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

	Mid Cap Portfolio				Diversified Mid Cap Growth Portfolio				Diversified Mid Cap Growth Portfolio Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV	$146	486	851	1,876	129	403	697	1,534	129	403	697	1,534
Class S	$120	409	719	1,599	104	325	563	1,248	104	325	563	1,248

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?

As described in more detail in the table that follows, both Portfolios invest primarily in equity securities of mid-capitalization companies. Mid Cap Portfolio seeks to achieve its investment objective by investing all of its assets in Service Class 2 shares of the Master Fund. By contrast, Diversified Mid Cap Growth Portfolio seeks to achieve its investment objective by investing directly in securities. Diversified Mid Cap Growth Portfolio may also use derivatives as a principal investment strategy while Mid Cap Portfolio does not.

	Mid Cap Portfolio	Diversified Mid Cap Growth Portfolio
Investment Strategies

The Portfolio invests all of its assets in the Service Class 2 shares of the Master Fund, a series of Variable Insurance Products Fund III, a registered open-end investment company. In turn, the Master Fund normally invests primarily in a portfolio of common stocks. The Master Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations (which, for the purposes of the Master Fund are defined as those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400 Index). As of December 31, 2015 the smallest company in the Russell Midcap® Index had a market capitalization of $383.4 million and the largest had a market capitalization of $30.4 billion. As of December 31, 2015 the smallest company in the S&P MidCap 400 Index had a market capitalization of $661.4 million and the largest had a market capitalization of $12.5 billion. Investments can potentially include companies with smaller or larger market capitalizations. The Master Fund’s Adviser or Sub-Adviser may invest the Master Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers. Additionally, the Master Fund’s Adviser or Sub-Adviser may invest in growth stocks or value stocks or both.

For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The principal investment strategies of the Portfolio can be changed without shareholder approval.

The Portfolio has the same investment objective and limitations as the Master Fund. Investment of the Portfolio’s assets in the Service Class 2 shares of the

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap® Growth Index or the S&P MidCap 400 Index (the “Indices”) at the time of purchase. The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. As of December 31, 2015 the smallest company in the Russell Midcap® Growth Index had a market capitalization of $451.7 million and the largest had a market capitalization of $30.4 billion. As of December 31, 2015 the smallest company in the S&P MidCap 400 Index had a market capitalization of $661.4 million and the largest had a market capitalization of $12.5 billion. The sub-adviser (“Sub-Adviser”) focuses on mid-sized companies whose earnings are expected to grow at a rate faster than the average company.

The Portfolio may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-sized companies. The market capitalization of the companies in the Portfolio and the Indices will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index ranges.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The Sub-Adviser generally uses a growth

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Mid Cap Portfolio	Diversified Mid Cap Growth Portfolio

Master Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Master Fund.

Master Fund (as described in its prospectus dated May 1, 2016)

•      Normally investing primarily in common stocks.

•      Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400 ® Index).

•      Potentially investing in companies with smaller or larger market capitalizations.

•      Investing in domestic and foreign issuers.

•      Investing in either “growth” stocks or “value” stocks or both.

•      Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

approach, looking for companies with one or more of the following characteristics: a demonstrated ability to consistently increase revenues, earnings, and cash flow; capable management; attractive business niches; and a sustainable competitive advantage.

Valuation measures, such as a company’s price/earnings ratio relative to the market and its own growth rate, are also considered. Most holdings are expected to have relatively low dividend yields.

In pursuing its investment objective, the Sub-Adviser has the discretion to deviate from the Portfolio’s normal investment criteria, as described above, and purchase securities that it believes will provide an opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, to a limited extent, other securities may also be purchased, including foreign stocks, futures, and forward foreign currency exchange contracts, in keeping with the Portfolio’s investment objective. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets or as a cash management tool to maintain liquidity while being invested in the market. Forward foreign currency exchange contracts would primarily be used to help protect the Portfolio’s foreign holdings from unfavorable changes in foreign currency exchange rates.

The Portfolio may also invest, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”), in shares of T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of the Sub-Adviser. In addition, the Portfolio may invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

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How do the Principal Risks compare?

The following table summarizes and compares the principal risks of investing in the Portfolios.

Risks	Mid Cap Portfolio	Diversified Mid Cap Growth Portfolio

Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Portfolio.

✓

Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

	✓	✓

Currency: To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.

	✓	✓

Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.

✓

Foreign Investments: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

	✓	✓

Growth Investing: Prices of growth stocks are more sensitive to investor perceptions of the issuing company’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that the Portfolio that invests in growth-oriented stocks may underperform other funds that invest more broadly. Growth stocks tend to be more volatile than value stocks, and may Underperform the market as a whole over any given time period.

	✓	✓

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Portfolios that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Portfolio.

✓

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Risks	Mid Cap Portfolio	Diversified Mid Cap Growth Portfolio

Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

	✓	✓

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.

	✓	✓

Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

	✓	✓

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.

✓

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.

✓

Special Situations: A “special situation” arises when, in a manager’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

✓

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Risks	Mid Cap Portfolio	Diversified Mid Cap Growth Portfolio

Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Portfolio holds may not reach their full values. A particular risk of the Portfolio’s value approach is that some holdings may not recover and provide the capital growth anticipated or a security judged to be undervalued may actually be appropriately priced. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Portfolio’s relative performance may suffer. There is a risk that the Portfolio that invests in value-oriented stocks may underperform other funds that invest more broadly.

✓

How does Mid Cap Portfolio’s performance compare to Diversified Mid Cap Growth Portfolio?

The following information is intended to help you understand the risks of investing in the Portfolios. The following bar charts show the changes in the Portfolios’ performance from year to year, and the tables compare the Portfolios’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolios’ performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolios’ Class ADV shares. Other class shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

Mid Cap Portfolio - Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 2nd 2009, 19.08% and Worst quarter: 4th 2008, -23.79

The Portfolio’s Class ADV shares’ year-to-date total return as of March 31, 2016: -0.53

Diversified Mid Cap Growth Portfolio - Calendar Year Total Returns
(as of December 31 of each year)

Best quarter: 2nd 2009, 19.35% and Worst quarter: 4th 2008, -27.57%

The Portfolio’s Class ADV shares’ year-to-date total return as of March 31, 2016: -0.31

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Average Annual Total Returns % (for the periods ended December 31, 2015)
		1 Year	5 Years	10 Years	Since Inception	Inception Date
Mid Cap Portfolio
Class ADV	%	-2.19	7.09	6.78	N/A	11/15/04
S&P MidCap 400 Index[1]	%	-2.18	10.68	8.18	N/A
Class S	%	-1.88	7.35	7.05	N/A	11/15/04
S&P MidCap 400 Index[1]	%	-2.18	10.68	8.18	N/A

Diversified Mid Cap Growth Portfolio
Class ADV	%	1.51	10.98	8.07	N/A	12/10/01
S&P MidCap 400 Index[1]	%	-2.18	10.68	8.18	N/A
Russell Midcap® Growth Index[1]	%	-0.20	11.54	8.16	N/A
Class S	%	1.72	11.25	8.34	N/A	12/10/01
S&P MidCap 400 Index[1]	%	-2.18	10.68	8.18	N/A
Russell Midcap® Growth Index[1]	%	-0.20	11.54	8.16	N/A

1. The index returns do not reflect the deductions for fees, expenses, or taxes.

How does the management of the Portfolios compare?

The following table describes the management of the Portfolios.

	Mid Cap Portfolio	Diversified Mid Cap Growth Portfolio
Investment Adviser	Directed Services LLC (“DSL”)	DSL

Management Fee (as a percentage of average daily net assets)	0.100% while Series invested in Master Fund; and 0.680% for Standalone Series.	0.740% on all assets.

Master Fund Adviser	Fidelity Management & Research Company (“FMR”)	N/A
Master Fund Management Fee (total paid for the most recently completed fiscal year for which information is publicly available, as a percentage of average daily net assets)	0.55%	N/A
Sub-Adviser	N/A	T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Sub-Advisory Fee (as a percentage of average daily net assets)	N/A	0.50% on the first $250 million of assets; 0.45% on the next $500 million of assets; and 0.40% on assets over $750 million.[1]
Portfolio Managers	Portfolio Manager of the Master Fund Tom Allen (since 06/01)	Donald J. Easley (since 05/09) Donald J. Peters (since 11/04)
Distributor	Voya Investments Distributor, LLC (the “Distributor”)	Distributor

1.	For purposes of calculating the sub-advisory fees for Diversified Mid Cap Growth Portfolio, its assets are aggregated with those of VY® T. Rowe Price Growth Equity Portfolio (another series of Voya Partners, Inc.), VY® T. Rowe Price Capital Appreciation Portfolio and VY® T. Rowe Price Equity Income Portfolio (each a series of Voya Investors Trust) and the T. Rowe Price managed assets of Voya Multi-Manager International Equity Fund (a series of Voya Mutual Funds). All T. Rowe Price sub-advisory fees are subject to a preferred provider discount. The discount is calculated based on the assets of all T. Rowe Price sub-advised funds as follows:

Aggregate assets between $750 million and $1.5 billion – 5%
Aggregate assets between $1.5 billion and $3.0 billion – 7.5%
Aggregate assets greater than $3.0 billion – 10%

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Adviser to the Portfolios

DSL, a Delaware limited liability company, serves as the investment adviser to the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2015, DSL managed approximately $37 billion in registered investment company assets.

Adviser to the Master Fund

Mid Cap Portfolio does not have a sub-adviser; instead the Portfolio invests all of its assets in Service Class 2 shares of the Master Fund, a series of Variable Insurance Products Fund III, a registered open-end investment company.

FMR serves as manager to the Master Fund and to other mutual funds, including the Fidelity® Variable Insurance Products family of funds. FMR’s principal office is located at 245 Summer Street, Boston, MA 02210. As of December 31, 2015, FMR had approximately $644.4 million in discretionary assets under management, and approximately $2.04 trillion when combined with all of its affiliates’ assets under management.

The following individual is responsible for the day-to-day management of the Master Fund.

Tom Allen is portfolio manager of Fidelity® VIP Mid Cap Portfolio. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.

Sub-Adviser to Diversified Mid Cap Growth Portfolio

The Adviser has engaged a sub-adviser to provide the day-to-day management of Diversified Mid Cap Growth Portfolio’s portfolio.

The Adviser acts as “manager-of-managers” for Diversified Mid Cap Growth Portfolio. The Adviser has ultimate responsibility, subject to the oversight of Diversified Mid Cap Growth Portfolio’s Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. Diversified Mid Cap Growth Portfolio and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of Diversified Mid Cap Growth Portfolio’s Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).

Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-adviser of Diversified Mid Cap Growth Portfolio the responsibility for day-to-day investment management subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-adviser of Diversified Mid Cap Growth Portfolio. Pursuant to the exemptive relief, the Adviser, with the approval of Diversified Mid Cap Growth Portfolio’s Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate Diversified Mid Cap Growth Portfolio’s assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. In the event that an Adviser exercises its discretion to replace the sub-adviser of Diversified Mid Cap Growth Portfolio or add a new sub-adviser to Diversified Mid Cap Growth Portfolio, the Portfolio will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of Diversified Mid Cap Growth Portfolio and a change to the investment strategies of Diversified Mid Cap Growth Portfolio.

Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser, Diversified Mid Cap Growth Portfolio’s Board, or the sub-adviser, provided that the conditions of such termination are met. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of Diversified Mid Cap Growth Portfolio.

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2015, the firm and its affiliates managed approximately $763.1 billion in assets.

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio is managed by an investment advisory committee. The following co-chairmen are jointly responsible for the day-to-day management of Diversified Mid Cap Growth Portfolio and work with the committee in developing and executing Diversified Mid Cap Growth Portfolio’s investment program.

Donald J. Easley, CFA, Vice President and a Portfolio Manager in the U.S. equity division for the tax-efficient and structured active mid-cap growth strategies, joined T. Rowe Price in 2000. Prior to that, he worked as a credit analyst with the Bank of New York.

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Donald J. Peters is a Vice President of T. Rowe Price and has been managing investments since joining T. Rowe Price in 1993. Mr. Peters is a portfolio manager for major institutional relationships at T. Rowe Price with structured active tax-efficient strategies.

Distributor

The Distributor is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. The Distributor is an indirect wholly-owned subsidiary of Voya Financial, Inc., and an affiliate of the Adviser.

The Distributor is a member of FINRA. To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

Additional Information about the Portfolios

Form of Organization

Both Portfolios are organized as a series of Voya Partners, Inc. (“VPI”), a Maryland corporation. Both Portfolios are governed by a board of directors consisting of the same 12 members. For more information on the history of VPI, see each Portfolio’s Statement of Additional Information dated May 1, 2016.

Dividends and Other Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the net asset value of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of December 31, 2015 and on a pro forma basis as of December 31, 2015, giving effect to the Reorganization

	Mid Cap Portfolio	Diversified Mid Cap Growth Portfolio	Adjustments	Diversified Mid Cap Growth Portfolio Pro Forma
Class ADV
Net Assets	$521,070	27,217,451	(83) [1]	27,738, 438
Net Asset Value Per Share	$15.19	9.83	-	9.83
Shares Outstanding	34,299	2,769,608	18,701 [2]	2,822, 608

Class S
Net Assets	$32,146,190	30,613,515	(5,117) [1]	62,754,588
Net Asset Value Per Share	$15.40	10.30	-	10.30
Shares Outstanding	2,087,693	2,972,159	1,032,800 [2]	6,092,652

1.	Reflects adjustment for estimated one-time consolidation expenses.

2.	Reflects new shares issued, net of retired shares of Mid Cap Portfolio. (Calculation: Net Assets ÷ NAV per share).

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Mid Cap Portfolio in exchange for shares of capital stock of Diversified Mid Cap Growth Portfolio and the assumption by Diversified Mid Cap Growth Portfolio of all of Mid Cap Portfolio’s liabilities; and (ii) the distribution of shares of Diversified Mid Cap Growth Portfolio to shareholders of Mid Cap Portfolio, as provided for in the Reorganization Agreement. Mid Cap Portfolio will then be liquidated.

Each shareholder of Class ADV and Class S shares of Mid Cap Portfolio will hold, immediately after the Closing, the corresponding share class of Diversified Mid Cap Growth Portfolio having an aggregate value equal to the aggregate value of the shares of Mid Cap Portfolio held by that shareholder as of the close of business on the Closing Date.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Mid Cap Portfolio and that each Portfolio receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things

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reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Adviser (or an affiliate). The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $117,500 and do not include the transition costs described in “Portfolio Transitioning” below.

Portfolio Transitioning

If the Reorganization is approved by shareholders, Mid Cap Portfolio is expected to redeem out of the Master Fund on or about August 26, 2016. The proceeds of such redemption are expected to be paid in cash which will be delivered to Diversified Mid Cap Growth Portfolio at the Closing. Since Mid Cap Portfolio is expected to receive the proceeds of the redemption from the Master Fund in cash, Mid Cap Portfolio is not expected to incur any implicit or explicit transition costs.

Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit costs include brokerage commissions, fees, and taxes. The explicit transition costs are estimated to be $5,200 and will be paid by Diversified Mid Cap Growth Portfolio. All the other costs of transitioning the Portfolios are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by Diversified Mid Cap Growth Portfolio .

During the transition period, Mid Cap Portfolio might not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing, Diversified Mid Cap Growth Portfolio may not be immediately fully invested in accordance with its stated investment strategies. In addition, Diversified Mid Cap Growth Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by Diversified Mid Cap Growth Portfolio during the transition period may be made at a disadvantageous time and could result in potential losses to Diversified Mid Cap Growth Portfolio .

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither Mid Cap Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, nor Diversified Mid Cap Growth Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Portfolios will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

On or prior to the Closing Date, Mid Cap Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions in connection with the Reorganization and the redemption of Master Fund shares. Variable Contract owners and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Future Allocation of Premiums

Shares of Mid Cap Portfolio have been purchased at the direction of Variable Contract Holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Mid Cap Portfolio will be allocated to Diversified Mid Cap Growth Portfolio.

What is the Board’s recommendation?

Based upon its review, the Board, including a majority of the Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Directors”), determined that the Reorganization would be in the best interests of the Portfolios and their shareholders. In addition, the Board determined that the interests of the shareholders of the Portfolios would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Directors approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that Mid Cap Portfolio’s shareholders vote “FOR” the Reorganization Agreement.

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What factors did the Board consider?

The Board considered the Reorganization as part of its overall consideration of what would be in the best interest of Mid Cap Portfolio and its shareholders. The Board determined that Mid Cap Portfolio would benefit from being combined into Diversified Mid Cap Growth Portfolio under the day-to-day management of T. Rowe Price.

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: the fact that Mid Cap Portfolio does not have a sub-adviser and invests all of its assets in shares of the Master Fund; an analysis of T. Rowe Price as sub-adviser of Diversified Mid Cap Growth Portfolio; a presentation from DSL regarding the Reorganization, intending to, among other things, enhance the efficiency and reduce the complexity of the Voya family of funds; DSL’s analysis of potential alternative Portfolios that could have served as a merger partner for Mid Cap Portfolio other than Diversified Mid Cap Growth Portfolio; the fact that there are concerns with the future viability of Mid Cap Portfolio based on underperformance, asset size and outflows; the superior performance of Diversified Mid Cap Growth Portfolio, as compared to the performance of Mid Cap Portfolio, in the year-to-date, one-year, three-year and five-year time periods; the performance of Mid Cap Portfolio as compared to its Morningstar, Inc. (“Morningstar”) peer group and the performance of Diversified Mid Cap Growth Portfolio as compared to its Morningstar peer group; the lower net expense ratios that current shareholders of Mid Cap Portfolio are expected to experience as a result of the Reorganization; the consideration of representations from the Portfolios’ Chief Investment Risk Officer regarding the consistent performance and superior track record of Diversified Mid Cap Growth Portfolio; the similarities in the investment objectives of each Portfolio; the similarities in the direct and indirect investment strategies of Mid Cap Portfolio, pursued through its investment in the Master Fund, and Diversified Mid Cap Growth Portfolio; the larger combined asset size of the two Portfolios, which would likely result in a reduction in expenses for the benefit of current shareholders of Mid Cap Portfolio and provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of Mid Cap Portfolio; DSL’s representations that direct and indirect costs related to proxy solicitation will not be borne by either Portfolio or their shareholders and that portfolio transition costs will be borne by Diversified Mid Cap Growth Portfolio; the fact that implicit transaction costs are uncertain and will be borne by the Diversified Mid Cap Growth Portfolio; the expected tax consequences of the Reorganization to Mid Cap Portfolio and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and the Board’s determination that the Reorganization will not dilute the interests of the shareholders of Mid Cap Portfolio. Different Board members may have given different weight to different individual factors and related conclusions.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization?

If shareholders of Mid Cap Portfolio do not approve the Reorganization, Mid Cap Portfolio will continue to be managed by DSL as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

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General Information about the Proxy Statement/Prospectus

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Mid Cap Portfolio’s shareholders.

How is my proxy being solicited?

Mid Cap Portfolio has retained D. F. King Co., Inc. (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of $6,400 which will be paid by the Adviser. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Portfolio. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the proposals on the Proxy Ballot, and ask for the shareholder’s instructions on the proposals. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement. The Solicitor’s representative will record the shareholder’s instructions on the Proxy Ballot. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at (877) 283-0324. In addition to solicitation by mail, certain officers and representatives of the Portfolios, officers and employees of the Adviser or its affiliates, and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the Portfolio a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot or Voting Instruction Card but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of Mid Cap Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Fifty percent (50%) of the outstanding shares present in person or by proxy shall constitute a quorum.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of VPI and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on a proposal.

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Additional Voting Information

The Separate Accounts and Qualified Plans are the record owners of the shares of the Portfolios. The Qualified Plans and Separate Accounts will vote Mid Cap Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. Mid Cap Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Separate Accounts and Qualified Plans as Mid Cap Portfolio’s shareholders in determining whether a quorum is present.

Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Separate Accounts will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

How many shares are outstanding?

As of the Record Date, the following shares of capital stock of Mid Cap Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
ADV
S
Total

Shares have no preemptive or subscription rights. [To the knowledge of the Adviser, as of the Record Date, no current Director owns 1% or more of the outstanding shares of any class of the Portfolio, and the officers and Directors own, as a group, less than 1% of the shares of any class of the Portfolio.]

Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of Mid Cap Portfolio or Diversified Mid Cap Growth Portfolio.

Can shareholders submit proposals for a future shareholder meeting?

The Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Portfolio shareholder of record, unless the Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement, please contact Shareholder Services at (800) 992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform the Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at (800) 992-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot or Voting Instruction Card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot or Voting Instruction Card.

Huey P. Falgout, Jr.
Secretary

June 22, 2016

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

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Appendix A: Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 18th day of March, 2016, by and between Voya Partners, Inc. (“VPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258, on behalf of its series, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (the “Surviving Portfolio”), and VPI on behalf of its series, VY® Fidelity® VIP Mid Cap Portfolio (the “Disappearing Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Portfolio to the Surviving Portfolio in exchange solely for Class ADV and Class S voting shares of capital stock of the Surviving Portfolio (the “Surviving Portfolio Shares”), the assumption by the Surviving Portfolio of the liabilities of the Disappearing Portfolio described in paragraph 1.3, and the distribution of the Surviving Portfolio Shares to the shareholders of the Disappearing Portfolio in complete liquidation of the Disappearing Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Disappearing Portfolio and the Surviving Portfolio are series of open-end, registered investment companies of the management type and the Disappearing Portfolio owns securities which generally are assets of the character in which the Surviving Portfolio is permitted to invest; and

WHEREAS, the Board of Directors of the Surviving Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Portfolio are in the best interests of the Surviving Portfolio and its shareholders and that the interests of the existing shareholders of the Surviving Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of the Disappearing Portfolio has determined that the exchange of all of the assets of the Disappearing Portfolio for Surviving Portfolio Shares and the assumption of the liabilities of the Disappearing Portfolio by the Surviving Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Portfolio and its shareholders and that the interests of the existing shareholders of the Disappearing Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.     TRANSFER OF ASSETS OF THE DISAPPEARING Portfolio TO THE SURVIVING Portfolio IN EXCHANGE FOR THE SURVIVING Portfolio SHARES, THE ASSUMPTION OF ALL DISAPPEARING Portfolio LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING Portfolio

1.1           Subject to the requisite approval of the Disappearing Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Portfolio agrees to transfer all of the Disappearing Portfolio’s assets, as set forth in paragraph 1.2, to the Surviving Portfolio, and the Surviving Portfolio agrees in exchange therefor: (i) to deliver to the Disappearing Portfolio the number of full and fractional Class ADV and Class S Surviving Portfolio Shares determined by dividing the value of the Disappearing Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Disappearing Portfolio to be acquired by the Surviving Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Disappearing Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Portfolio shall assume all of the liabilities of the Disappearing Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for the current taxable year through the Closing Date and any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Portfolio will distribute to the Disappearing Portfolio’s shareholders of record with respect to its Class ADV and Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Portfolio Shares of the same class received by the Disappearing Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Portfolio’s shares, by the transfer of the Surviving Portfolio Shares then credited to the account of the Disappearing Portfolio on the books of the Surviving Portfolio to open accounts on the share records of the Surviving Portfolio

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in the names of the shareholders of record of each class of the Disappearing Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Disappearing Portfolio Shareholders”). The aggregate net asset value of Class ADV and Class S Surviving Portfolio Shares to be so credited to shareholders of Class ADV and Class S shares of the Disappearing Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class ADV and Class S Disappearing Portfolio shares will simultaneously be canceled on the books of the Disappearing Portfolio, although share certificates representing interests in Class ADV and Class S shares of the Disappearing Portfolio will represent a number of shares of the same class of Surviving Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Portfolio shall not issue certificates representing the Class ADV and Class S Surviving Portfolio Shares in connection with such exchange.

1.5           Ownership of Surviving Portfolio Shares will be shown on the books of the Surviving Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6           Any reporting responsibility of the Disappearing Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Portfolio until the Disappearing Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Portfolio’s adviser on behalf of the Disappearing Portfolio.

2.     VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the Reorganization contemplated hereby to be paid by the Disappearing Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Portfolio, and valuation procedures established by the Surviving Portfolio’s Board of Directors.

2.2.          The net asset value of Class ADV and Class S Surviving Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Surviving Portfolio’s Board of Directors.

2.3           The number of the Class ADV and Class S Surviving Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class ADV and Class S shares of the Disappearing Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Portfolio Shares of the same class, determined in accordance with paragraph 2.2.

2.4           All computations of value shall be made by the Disappearing Portfolio’s designated record keeping agent and shall be subject to review by Surviving Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.     CLOSING AND CLOSING DATE

3.1           The Closing Date shall be August 26, 2016, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Portfolio or at such other time and/or place as the parties may agree.

3.2           The Disappearing Portfolio shall direct the Bank of New York Mellon, as custodian for the Disappearing Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Portfolio as of the Closing Date for the account of the Surviving Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Portfolio’s Assets are deposited, the Disappearing Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3           The Disappearing Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV and Class S shares owned by each such shareholder immediately prior to the Closing. The Surviving Portfolio shall issue and deliver a confirmation evidencing the Surviving Portfolio Shares to be credited on the Closing Date to the Secretary of the

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Surviving Portfolio, or provide evidence satisfactory to the Disappearing Portfolio that such Surviving Portfolio Shares have been credited to the Disappearing Portfolio’s account on the books of the Surviving Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4           In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Portfolio or the Disappearing Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Disappearing Portfolio or the Board of Directors of the Surviving Portfolio, accurate appraisal of the value of the net assets of the Surviving Portfolio or the Disappearing Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.     REPRESENTATIONS AND WARRANTIES

4.1           Except as has been disclosed to the Surviving Portfolio in a written instrument executed by an officer of VPI, VPI, on behalf of the Disappearing Portfolio, represents and warrants to VPI as follows:

(a)          The Disappearing Portfolio is duly organized as a series of VPI, which is a corporation, validly existing and in good standing under the laws of the State of Maryland, with power under VPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)          VPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)          No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)          The current prospectus and statement of additional information of the Disappearing Portfolio and each prospectus and statement of additional information of the Disappearing Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)          On the Closing Date, the Disappearing Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Portfolio;

(f)          The Disappearing Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VPI, on behalf of the Disappearing Portfolio, is a party or by which it is bound;

(g)          All material contracts or other commitments of the Disappearing Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Portfolio at or prior to the Closing Date;

(h)          Except as otherwise disclosed in writing to and accepted by VPI, on behalf of the Surviving Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Disappearing Portfolio or any of its properties or assets or any person whom the Disappearing Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VPI, on behalf of the Disappearing Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)          The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Portfolio as of and for the year ended December 31, 2015 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Portfolio) present fairly, in all material respects, the financial condition of the Disappearing Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

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(j)          Since December 31, 2015, there has not been any material adverse change in the Disappearing Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Portfolio due to declines in market values of securities in the Disappearing Portfolio’s portfolio, the discharge of Disappearing Portfolio liabilities, or the redemption of Disappearing Portfolio shares by shareholders of the Disappearing Portfolio shall not constitute a material adverse change);

(k)          On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)          For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5), and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date;

(m)          All issued and outstanding shares of the Disappearing Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Portfolio, as provided in paragraph 3.3. The Disappearing Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Portfolio, nor is there outstanding any security convertible into any of the Disappearing Portfolio shares;

(n)          The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VPI, on behalf of the Disappearing Portfolio, and, subject to the approval of the shareholders of the Disappearing Portfolio, this Agreement will constitute a valid and binding obligation of the Disappearing Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)          The information to be furnished by VPI, on behalf of the Disappearing Portfolio, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;

(p)          The proxy statement of the Disappearing Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(q)          On the Closing Date, the Disappearing Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Portfolio and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Portfolio pursuant to this Agreement, the Surviving Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Surviving Portfolio Prospectus, as amended through the Closing Date.

4.2           Except as has been disclosed to the Disappearing Portfolio in a written instrument executed by an officer of VPI, VPI, on behalf of the Surviving Portfolio, represents and warrants to VPI as follows:

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(a)          The Surviving Portfolio is duly organized as a series of VPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under VPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)          VPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Portfolio under the 1933 Act, are in full force and effect;

(c)          No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Surviving Portfolio and each prospectus and statement of additional information of the Surviving Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)          On the Closing Date, the Surviving Portfolio will have good and marketable title to the Surviving Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)          The Surviving Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VPI, on behalf of the Surviving Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VPI, on behalf of the Surviving Portfolio, is a party or by which it is bound;

(g)          Except as otherwise disclosed in writing to and accepted by VPI, on behalf of the Disappearing Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VPI, on behalf of the Surviving Portfolio, or any of its properties or assets, or any person whom the Surviving Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VPI, on behalf of the Surviving Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)          The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Surviving Portfolio as of and for the year ended December 31, 2015 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Portfolio) present fairly, in all material respects, the financial condition of the Surviving Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)          Since December 31, 2015, there has not been any material adverse change in the Surviving Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Portfolio due to declines in market values of securities in the Surviving Portfolio’s portfolio, the discharge of Surviving Portfolio liabilities, or the redemption of Surviving Portfolio Shares by shareholders of the Surviving Portfolio, shall not constitute a material adverse change);

(j)          On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)          For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met (or will meet) the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);

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(l)          All issued and outstanding shares of the Surviving Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Portfolio, as provided in paragraph 3.3. The Surviving Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Portfolio Shares, nor is there outstanding any security convertible into any Surviving Portfolio Shares;

(m)          The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VPI, on behalf of the Surviving Portfolio, and this Agreement will constitute a valid and binding obligation of the Surviving Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)          The Class ADV and Class S Surviving Portfolio Shares to be issued and delivered to the Disappearing Portfolio, for the account of the Disappearing Portfolio shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Portfolio Shares, and will be fully paid and non-assessable;

(o)          The information to be furnished by VPI, on behalf of the Surviving Portfolio, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)          That insofar as it relates to the Surviving Portfolio, the Registration Statement relating to the Surviving Portfolio Shares issuable hereunder, and the proxy materials with respect to the Disappearing Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Portfolio will, within a commercially reasonable amount of time, inform the Disappearing Portfolio.

5.     COVENANTS OF THE SURVIVING Portfolio AND THE DISAPPEARING Portfolio

5.1           The Surviving Portfolio and the Disappearing Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2           The Disappearing Portfolio will call a meeting of the shareholders of the Disappearing Portfolio to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3           The Disappearing Portfolio covenants that the Class ADV and Class S Surviving Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4           The Disappearing Portfolio will assist the Surviving Portfolio in obtaining such information as the Surviving Portfolio reasonably requests concerning the beneficial ownership of the Disappearing Portfolio’s shares.

5.5           Subject to the provisions of this Agreement, the Surviving Portfolio and the Disappearing Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6           The Disappearing Portfolio will provide the Surviving Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7           The Surviving Portfolio will advise the Disappearing Portfolio promptly if at any time prior to the Closing Date the assets of the Disappearing Portfolio include any securities that the Surviving Portfolio is not permitted to acquire.

5.8           As soon as is reasonably practicable after the Closing, the Disappearing Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV and Class S Surviving Portfolio Shares received at the Closing.

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5.9           The Surviving Portfolio and the Disappearing Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.10         VPI, on behalf of the Disappearing Portfolio, covenants that VPI will, from time to time, as and when reasonably requested by the Surviving Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VPI, on behalf of the Surviving Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VPI’s, on behalf of the Disappearing Portfolio’s, title to and possession of the Surviving Portfolio Shares to be delivered hereunder, and (b) VPI’s, on behalf of the Surviving Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.11         The Surviving Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING Portfolio

The obligations of VPI, on behalf of the Disappearing Portfolio, to consummate the transactions provided for herein shall be subject, at VPI’s election, to the performance by VPI, on behalf of the Surviving Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1           All representations and warranties of VPI, on behalf of the Surviving Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2           VPI, on behalf of the Surviving Portfolio shall have delivered to VPI a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VPI and dated as of the Closing Date, to the effect that the representations and warranties of VPI, on behalf of the Surviving Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VPI shall reasonably request; and

6.3           VPI, on behalf of the Surviving Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VPI, on behalf of the Surviving Portfolio, on or before the Closing Date.

7.     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING Portfolio

The obligations of VPI, on behalf of the Surviving Portfolio, to complete the transactions provided for herein shall be subject, at VPI’s election, to the performance by VPI, on behalf of the Disappearing Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1           All representations and warranties of VPI, on behalf of the Disappearing Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2           VPI, on behalf of the Disappearing Portfolio shall have delivered to VPI, on behalf of the Surviving Portfolio, (i) a statement of the Disappearing Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VPI, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Portfolio to Surviving Portfolio, and (iii) copies of all relevant tax books and records;

7.3           VPI, on behalf of the Disappearing Portfolio shall have delivered to VPI, on behalf of the Surviving Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VPI and dated as of the Closing Date, to the effect that the representations and warranties of VPI, on behalf of the Disappearing Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VPI shall reasonably request;

7.4           VPI, on behalf of the Disappearing Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VPI, on behalf of the Disappearing Portfolio, on or before the Closing Date; and

7.5           The Disappearing Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.

8.     FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING Portfolio AND THE DISAPPEARING Portfolio

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If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VPI, on behalf of the Disappearing Portfolio, or VPI, on behalf of the Surviving Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1           The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Disappearing Portfolio in accordance with the provisions of VPI’s Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VPI. Notwithstanding anything herein to the contrary, neither VPI, on behalf of the Surviving Portfolio, nor VPI, on behalf of the Disappearing Portfolio, may waive the conditions set forth in this paragraph 8.1;

8.2           On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3           All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VPI, on behalf of the Surviving Portfolio, or VPI, on behalf of the Disappearing Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Portfolio or the Disappearing Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4           The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5           The parties shall have received the opinion of Tax Counsel (which opinion will be subject to certain qualifications) addressed to VPI substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement shall constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Tax Counsel of representations it shall request of VPI. Notwithstanding anything herein to the contrary, VPI may not waive the condition set forth in this paragraph 8.5.

9.     BROKERAGE FEES AND EXPENSES

9.1           VPI represents and warrants on behalf of the Surviving Portfolio and the Disappearing Portfolio that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Surviving Portfolio (or an affiliate of the investment adviser) . The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Surviving Portfolio’s prospectus and the Disappearing Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1         The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2         The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.    TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before November 30, 2016, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.    AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VPI; provided, however, that following the meeting of the shareholders of the Disappearing Portfolio called by VPI pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for

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determining the number of the Class ADV and Class S Surviving Portfolio Shares to be issued to the Disappearing Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.    NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

Voya Partners, Inc.

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

14.    HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1         The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2         This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3         This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4         This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5         It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Portfolio or the corporate property of the Surviving Portfolio, as the case may be, as provided in the Articles of Incorporation of VPI. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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Appendix B: Additional Information Regarding Diversified Mid Cap Growth Portfolio

Portfolio Holdings Information

A description of Diversified Mid Cap Growth Portfolio’s policies and procedures regarding the release of portfolio holdings information is available in Diversified Mid Cap Growth Portfolio’s Statement of Additional Information dated May 1, 2016. Portfolio holdings information can be reviewed online at www.voyainvestments.com.

How Shares Are Priced

Diversified Mid Cap Growth Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of Diversified Mid Cap Growth Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of Diversified Mid Cap Growth Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when Diversified Mid Cap Growth Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent Diversified Mid Cap Growth Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded. When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by Diversified Mid Cap Growth Portfolio’s Board. Such procedures provide, for example, that:

•	Exchange-traded securities are valued at the mean of the closing bid and ask.

•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.

•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.

•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.

•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.

•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.

•	Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.

•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which Diversified Mid Cap Growth Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange- traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of

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current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine Diversified Mid Cap Growth Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in Diversified Mid Cap Growth Portfolio.

When your Variable Contract or Qualified Plan is buying shares of Diversified Mid Cap Growth Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Qualified Plan participant is received in proper form. When the Variable Contract owner or Qualified Plan participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by Diversified Mid Cap Growth Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

How to Buy and Sell Shares

Diversified Mid Cap Growth Portfolio’s shares may be offered to the Separate Accounts of Participating Insurance Companies serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Diversified Mid Cap Growth Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to Diversified Mid Cap Growth Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Diversified Mid Cap Growth Portfolio’s behalf.

Diversified Mid Cap Growth Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contracts owners, plan participants, and other permitted investors for which Diversified Mid Cap Growth Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, plan participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in Diversified Mid Cap Growth Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. Diversified Mid Cap Growth Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, Diversified Mid Cap Growth Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with Voya affiliated mutual funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, Diversified Mid Cap Growth Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, Diversified Mid Cap Growth Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and sub-adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on Diversified Mid Cap Growth Portfolio as a result of these transactions. So long as Diversified Mid Cap Growth Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Diversified Mid Cap Growth Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. Diversified Mid Cap Growth Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

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Distribution and Shareholder Service Plans

Diversified Mid Cap Growth Portfolio has a distribution plan pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class ADV shares. Under the Distribution Plan, Diversified Mid Cap Growth Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares.

Diversified Mid Cap Growth Portfolio has a shareholder service plan (“Service Plan”) for its Class ADV and Class S shares. These payments are made to the Distributor in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts. The Service Plan allows the VPI to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class ADV and Class S shares of Diversified Mid Cap Growth Portfolio and its shareholders, including Variable Contract owners or Qualified Plan participants with interests in the Portfolio. Under the Service Plan, Diversified Mid Cap Growth Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class ADV and Class S shares.

Because these distribution and shareholder service fees are paid out of Diversified Mid Cap Growth Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Frequent Trading - Market Timing

Diversified Mid Cap Growth Portfolio is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of Diversified Mid Cap Growth Portfolio. Shares of Diversified Mid Cap Growth Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Adviser or affiliated entities have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of Diversified Mid Cap Growth Portfolio.

Diversified Mid Cap Growth Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, Diversified Mid Cap Growth Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in Diversified Mid Cap Growth Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. Diversified Mid Cap Growth Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. Diversified Mid Cap Growth Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

Diversified Mid Cap Growth Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the sub-adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of Diversified Mid Cap Growth Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Diversified Mid Cap Growth Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time Diversified Mid Cap Growth Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by Diversified Mid Cap Growth Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, a portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. Diversified Mid Cap Growth Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that Diversified Mid Cap Growth Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to Diversified Mid Cap Growth Portfolio that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolio are designed to discourage frequent, short-term trading,

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none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in Diversified Mid Cap Growth Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of Diversified Mid Cap Growth Portfolio’s shareholders.

Payments to Financial Intermediaries

Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from Diversified Mid Cap Growth Portfolio’s Distribution and/or Service Plans may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio’s shares and/or for servicing shareholder accounts. In addition, the Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to Diversified Mid Cap Growth Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, or affiliated entities of Diversified Mid Cap Growth Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from Diversified Mid Cap Growth Portfolio’s Distribution and/or Service Plans as well as payments (if applicable) from the Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in Diversified Mid Cap Growth Portfolio. These payments as well as payments from Diversified Mid Cap Growth Portfolio’s Distribution and/or Service Plans may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in Diversified Mid Cap Growth Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use Diversified Mid Cap Growth Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. Diversified Mid Cap Growth Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Dividends, Distributions, and Taxes

Dividends and Distributions

Diversified Mid Cap Growth Portfolio declares and pays dividends from net investment income at least annually. Diversified Mid Cap Growth Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of Diversified Mid Cap Growth Portfolio at the NAV of such shares on the payment date unless a participating insurance company’s separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of Diversified Mid Cap Growth Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, Diversified Mid Cap Growth Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Diversified Mid Cap Growth Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, Diversified Mid Cap Growth Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.

Diversified Mid Cap Growth Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from Diversified Mid Cap Growth Portfolio to the insurance company’s separate accounts.

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Since the sole shareholders of Diversified Mid Cap Growth Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Variable Contracts, see the prospectus for the contract.

See Diversified Mid Cap Growth Portfolio’s Statement of Additional Information dated May 1, 2016 for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN DIVERSIFIED MID CAP GROWTH PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand Diversified Mid Cap Growth Portfolio’s financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the tables represent the rate of return that an investor would have earned or lost on an investment in Diversified Mid Cap Growth Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, whose report, along with Diversified Mid Cap Growth Portfolio’s financial statements is included in Diversified Mid Cap Growth Portfolio’s annual shareholder report dated December 31, 2015 and are incorporated herein by reference.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total Distributions	Payments from distribution settlement/ affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class ADV
12-31-15	11.43	(0.04)	0.31	0.27	–	1.87	–	1.87	–	9.83	1.51	1.27	1.27	1.27	(0.34)	27,217	26
12-31-14	11.08	(0.03)	1.21	1.18	0.00*	0.83	–	0.83	–	11.43	11.29	1.28	1.27	1.27	(0.28)	29,356	27
12-31-13	8.5	(0.03)	2.90	2.87	0.02	0.12	–	0.14	–	11.08	34.46	1.27	1.25	1.25	(0.32)	27,222	20
12-31-12	7.89	0.01	1.19	1.20	0.00*	0.74	–	0.74	–	8.35	15.70	1.24	1.22	1.22	0.14	21,538	17
12-31-11	8.25	(0.03)	(0.32)	(0.35)	0.01	–	–	0.01	–	7.89	(4.23)	1.16	1.16	1.16	(0.28)	18,993	38

Class S
12-31-15	11.87	(0.01)	0.31	0.30	–	1.87	–	1.87	–	10.30	1.72	1.02	1.02	1.02	(0.08)	30,614	26
12-31-14	11.44	(0.00) *	1.26	1.26	0.00*	0.83	–	0.83	–	11.87	11.65	1.03	1.02	1.02	(0.02)	30,412	27
12-31-13	8.60	(0.00) *	2.98	2.98	0.02	0.12	–	0.14	–	11.44	34.74	1.02	1.00	1.00	(0.06)	29,284	20
12-31-12	8.11	0.03	1.22	1.25	0.02	0.74	–	0.76	–	8.60	15.87	0.99	0.97	0.97	0.35	18,731	17
12-31-11	8.45	0.00*	(0.33)	(0.33)	0.01	–	–	0.01	–	8.11	(3.89)	0.91	0.91	0.91	0.01	21,669	38

1.	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

2.	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

3.	Ratios reflect operating expenses of the Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

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Appendix C: Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 20, 2016:

Mid Cap Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

Diversified Mid Cap Growth Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 20, 2016.

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INVESTMENT MANAGEMENT 7337 EAST DOUBLETREE RANCH ROAD SUITE 100 SCOTTSDALE, ARIZONA 85258-2034 3 EASY WAYS TO VOTE YOUR PROXY VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions. VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions. VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided. If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON AUGUST 9, 2016. TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLY VY® FIDELITY® VIP MID CAP PORTFOLIO THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL: For Against Abstain 1. To approve an Agreement and Plan of Reorganization by and between VY® Fidelity® VIP Mid Cap Portfolio ("Mid Cap Portfolio") and VY® T. Rowe Price Diversified Mid Cap Growth Portfolio ("Diversified Mid Cap Growth Portfolio"), providing for the reorganization of Mid Cap Portfolio with and into Diversified Mid Cap Growth Portfolio (the "Reorganization"); and 2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes. To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot. Please vote, date and sign this proxy and return it promptly in the enclosed envelope. This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign. Signature [PLEASE SIGN WITHIN BOX] Date Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Meeting to Be Held on August 9, 2016. The Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/VOYA. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety and Todd Modic, or any one or all of them, proxies, with full power of substitution, to vote all shares of the reverse-referenced Portfolio (the "Portfolio"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on August 9, 2016, at 1:00 PM, local time, and at any adjournment(s) or postponement(s) thereof. This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal. PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

Voya Partners, Inc.

Statement of Additional Information

June 22, 2016

Acquisition of the Assets and Liabilities of: VY® Fidelity® VIP Mid Cap Portfolio (A Series of Voya Partners, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (A Series of Voya Partners, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information of VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (“SAI”) is available to the shareholders of VY® Fidelity® VIP Mid Cap Portfolio (“Mid Cap Portfolio”), a series of Voya Partners, Inc., in connection with a proposed transaction whereby all of the assets and liabilities of Mid Cap Portfolio will be transferred to VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (“Diversified Mid Cap Growth Portfolio”) (together with Mid Cap Portfolio, the “Portfolios,” each a “Portfolio”), a series of Voya Partners, Inc., in exchange for shares of Diversified Mid Cap Growth Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Diversified Mid Cap Growth Portfolio; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for Mid Cap Portfolio, dated May 1, 2016, as filed on April 27, 2016 (File No: 811-08319) and the SAI for Diversified Mid Cap Growth Portfolio dated May 1, 2016, as filed on April 27, 2016 (File No: 811-08319).

2.	The Financial Statements of Mid Cap Portfolio included in the Annual Report dated December 31, 2015, as filed on March 8, 2016 (File No: 811-08319) and the Financial Statements of Diversified Mid Cap Growth Portfolio included in the Annual Report dated December 31, 2015, as filed on March 8, 2016 (File No. 811-08319).

This SAI is not a prospectus.  A Proxy Statement/Prospectus dated June 22, 2016, relating to the Reorganization of Mid Cap Portfolio may be obtained, without charge, by writing to Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180.  This SAI should be read in conjunction with the Proxy Statement/Prospectus.

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Diversified Mid Cap Growth Portfolio

Set forth below is an excerpt from Diversified Mid Cap Growth Portfolio’s annual report dated December 31, 2015.

*           *           *           *

Market Perspective: Year Ended December 31, 2015

In our semi-annual report, we described how equity market interest had recently moved from the U.S. to Europe with the advent of the European Central Bank’s (“ECB”) quantitative easing program. But from there, attention moved east and in August an unexpected announcement from China re-awakened other concerns, sending global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, on a roller-coaster ride. Having been up 4.14% for the half-year, the Index finally ended 2015 with a gain of 2.08%. (The Index returned -0.87% for the one year ended December 31, 2015, measured in U.S. dollars.)

U.S. economic data was mixed in what was still a rather pedestrian recovery. A disappointing October employment report was followed by a very strong one in November showing that 271,000 jobs had been created the previous month. Sluggish annual wage growth improved to 2.5%, which doesn’t sound like much, but it was the best since 2009. The unemployment rate fell to 5.0%. The December report was a little weaker. Gross domestic product (“GDP”), initially held back by another harsh winter, rebounded to 3.9% in the second quarter of 2015, before an inventory downturn pegged it back to 2.0% in the third. Industrial production was uneven, while retail sales were still showing no acceleration despite lower gasoline prices.

Superimposed on this was the prospect of rising U.S. interest rates. The Federal Open Market Committee (“FOMC”) had not increased the federal funds interest rate for nine years and many feared that it would feel pressed to act before the economy was really ready. But when on September 17 the FOMC left rates unchanged, citing weakness overseas, investors seemed unnerved at this new narrative rather than relieved. Perhaps sensing a credibility problem, the FOMC tried to re-set expectations, signaling in October the December increase of 0.25% that eventually took place, to a range of 0.25%-0.50%.

Internationally, as noted, the ECB at last implemented a program of quantitative easing in March. Before long the economic data started to look a little less weak: the unemployment rate ticked down to 10.7% and GDP rose 1.6% year-over-year in the third quarter of 2015. Core inflation edged above 1.0% before slipping back. In December, ECB President Draghi’s much anticipated intensification of the program disappointed markets. Sentiment also suffered in mid-year when the integrity of the euro zone itself was threatened, as Greece wrangled over the terms of its bailout. Creditors stood firm and facing ejection, Greece finally accepted even stricter terms.

Annual GDP growth in China decelerated to 7.0% in the first and second quarters of 2015, the slowest in six years, then to 6.9% in the third. But to many commentators 7.0% was suspiciously close to government targets and perhaps overstated. They watched nervously as the Shanghai Stock Exchange Composite Index (“Shanghai Composite”) soared 64% in 2015 by June 12, fueled by retail savings and margin debt. The Shanghai Composite was already in retreat when on August 11, global commodities and equity markets were shaken as China announced a 2% devaluation of the yuan, suggesting that the Chinese economy, the largest single contributor to global growth in recent years, was indeed weaker than had previously been admitted. By August 26 the Shanghai Composite was down 43% from its peak. But gradually the feeling grew that concerns had been overdone. The Bank of China lowered interest rates, eased bank reserve requirements and by the end of December, with the yuan gradually depreciating, the Shanghai Composite had regained over a quarter of its losses.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) gained 0.55% in 2015, while the Barclays U.S. Treasury Bond sub-index added 0.84%. Indices of riskier classes fared worse: the Barclays U.S. Corporate Investment Grade Bond sub-index lost 0.68%, while the Barclays High Yield Bond – 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) sagged 4.43%. Reflecting another kind of risk, the Barclays Global Inflation Linked U.S. TIPS Index dipped 1.44% as inflationary expectations receded.

U.S. equities, represented by the S&P 500® Index including dividends, crept up 1.38% over the year, within which August represented the worst month since September 2011, while October was the strongest since October

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2011. The consumer discretionary sector did best, rising 10.11%. The most challenged sector was understandably energy, slumping 21.12%. S&P 500® earnings per share, dragged down by the energy sector, recorded their first year-over-year decline since 2012 in the second quarter of 2015, despite continuing high levels of share buybacks, and declined again in the third. Shares of companies with smaller market capitalizations lagged: the Russell Midcap® Index fell 2.44% and the Russell 2000® Index fell 4.41%.

In currencies, “divergence” became the word on the experts’ lips to describe the prospect of the U.S. starting to raise interest rates just as the ECB ratcheted up its quantitative easing program. Unsurprisingly the dollar rose 11.47% against the euro over the year. It rose less, 5.75%, against the pound, as the UK is much closer to raising rates than the euro zone. The dollar’s gains against the yen had been made before the period started and it barely moved, rising just 0.40%.

International markets fell sharply after the events in August, with a partial recovery which was faltering by year-end. The MSCI Japan® Index held on to a gain of 9.93% for the year, amid renewed optimism about the yen-denominated profitability and better governance of Japanese corporations. The MSCI Europe ex UK® Index was cushioned by the introduction of quantitative easing, plus the declining euro that went with it and advanced 8.30%. The MSCI UK® Index, burdened by its large, losing holdings in the energy, materials and banking sectors, dropped 2.21%.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Diversified Mid Cap Growth Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Index	Description
Bank of America/Merrill Lynch All Convertibles (Speculative Grade) Index	An unmanaged index that includes about 270 convertible securities and represents the non-investment-grade convertible market.
Bank of America/Merrill Lynch High Yield Master II Index	A broad-based index consisting of all U.S. dollar-denominated high-yield bonds with a minimum outstanding amount of $100 million and with a maturity of greater than one year period. The quality rating is less than BBB by Standard & Poor’s.
Barclays Global Aggregate Index	Provides a broad-based measure of the global investment-grade fixed-rate debt markets.
Barclays Global Inflation Linked U.S. TIPS Index	The index measures the performance of the US Treasury Inflation Protected Securities (TIPS) market.
Barclays High Yield Bond – 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Government/Credit Bond Index	An index made up of the Barclays Government and Credit indices, including securities issued by the U.S. government and its agencies and publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI All Country World IndexSM	A broad-based unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets.
MSCI All Country World ex-U.S. IndexSM	A free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the U.S. It includes the reinvestment of

3

Index	Description
dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.
MSCI EAFE® Index	An unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russell 1000® Index	An unmanaged, comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.
Russell 1000® Growth Index	Measures the performance of the 1,000 largest companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth.
Russell 1000® Value Index	An unmanaged index that measures the performance of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values.
Russell 2000® Index	An unmanaged index that measures the performance of securities of small U.S. companies.
Russell 2000® Growth Index	An unmanaged index that measures the performance of securities of smaller U.S. companies with greater than average growth orientation.
Russell 2000® Value Index	An unmanaged index that measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower than forecasted growth values.
Russell 2500™ Growth Index	Measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500™ Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2500™ Value Index	Measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.
Russell Midcap® Index	An unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 26% of the total market capitalization of the Russell 1000® Index.
Russell Midcap® Growth Index	An unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratios and higher forecasted growth values.
Russell Midcap® Value Index	Measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P MidCap 400 Index	A broad-based unmanaged capitalization weighted index of mid-capitalization companies.
S&P Small Cap 600/Citigroup Value Index	Measures the performance of those S&P 600 Index companies with lower price-to-book ratios.
Shanghai Stock Exchange Composite Index	A capitalization-weighted index. The index tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange. The index was developed on December 19, 1990 with a base value of 100.

Portfolio Managers’ Report

Diversified Mid Cap Growth Portfolio seeks long-term capital appreciation. Diversified Mid Cap Growth Portfolio is managed by Donald J. Peters, Vice President, and Donald J. Easley, CFA, Vice President, Portfolio Managers of T. Rowe Price Associates, Inc. - the Sub-Adviser.

4

Performance: For the year ended December 31, 2015, the Portfolio’s Class S shares provided a total return of 1.72% compared to the S&P MidCap 400 Index and the Russell Midcap® Growth Index, which returned -2.18% and -0.20%, respectively, for the same period.

Portfolio Specifics: Health care contributed most to relative outperformance, due to stock positioning and a strategic overweight. Synageva Biopharmaceutical and Thoratec both helped here. A developer of enzyme replacement therapies for extremely rare diseases, Synageva Biopharmaceutical benefited from Alexion Pharmaceuticals’ announcement that it would acquire the company with an eye toward expanding its drug pipeline.

In information technology, our stock holdings also outperformed their benchmark peers, most notably Verisign and Vantiv. Verisign, which manages the .com and .net domain name registry and provides various online security services, benefited from strong results driven in large part by increased demand in China. A credit and debit card processing provider, Vantiv beat sales and earnings estimates this past quarter, and we also believe that the company stands to benefit from helping card issuers comply with the new requirements for chip-and-PIN card systems in the U.S.

Financials was another area of relative strength, owing to stock selection. E*TRADE Financial provided a boost here, as this online brokerage received regulatory approval to put its excess capital reserves to work. The firm chose to pay down debt, and we believe it will continue to benefit from more flexible use of its funds.

Consumer staples hurt relative results, as our stock holdings ended slightly down in a quarter when consumer staples led the benchmark. Among our detrimental positions were Fresh Market and Monster Beverage. Fresh Market struggled amid strong competition from more established players within the organic grocery space. By contrast, Monster Beverage shares benefited from the company’s lucrative deal with Coca-Cola, and so our limited allocation to the company proved disadvantageous.

Current Strategy and Outlook: We anticipate that the U.S. economy should benefit from stable growth, driven by labor market strength, low inflation, and reduced fiscal headwinds. On balance, it is our opinion that the environment for growth stocks has the potential to remain favorable in 2016, though market volatility is likely to increase. We believe that interest rates may rise but will stay low, and the drop in energy costs could boost spending power for most consumers. Our strategy remains focused on growth companies with the ability to grow revenues and earnings regardless of the macroeconomic conditions, and we believe that the market will continue to reward our bottom-up, fundamentals-based approach.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Portfolio holdings are subject to change daily. The outlook for Diversified Mid Cap Growth Portfolio may differ from that presented for other Voya mutual funds. Diversified Mid Cap Growth Portfolio’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

5

Sector Diversification As of December 31, 2015 (as a percentage of net assets)
Information Technology	20.8%
Consumer Discretionary	20.7%
Industrials	18.1%
Health Care	15.2%
Financials	9.6%
Consumer Staples	6.0%
Materials	6.0%
Energy	1.7%
Telecommunication Services	1.3%
Utilities	0.5%
Assets in Excess of Other Liabilities*	0.1%
Net Assets	100.0%

* Excludes short-term investments
Portfolio holdings are subject to change daily.

Top Ten Holdings As of December 31, 2015* (as a percentage of net assets)
Hanesbrands, Inc.	1.0%
Crown Castle International Corp.	1.0%
SBA Communications Corp.	1.0%
Ross Stores, Inc.	1.0%
Dollar General Corp.	0.9%
Autozone, Inc.	0.9%
Carmax, Inc.	0.8%
Southwest Airlines Co.	0.8%
Intuitive Surgical, Inc.	0.8%
Verisk Analytics, Inc.	0.8%
* Includes short-term investments.
Portfolio holdings are subject to change daily

6

Voya Partners, Inc.

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article Ninth, Section (d) of the Registrant’s Articles of Incorporation provides for indemnification of directors and officers. In addition, the Registrant’s officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

ITEM 16. EXHIBITS

(1)	(a)	Articles of Incorporation for Voya Partners, Inc. (formerly known as Portfolio Partners, Inc.) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

	(b)	Articles of Amendment effective August 29, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

	(c)	Articles of Amendment effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

	(d)	Articles of Amendment effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

	(e)	Articles of Amendment effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

	(f)	Articles of Amendment effective January 23, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

	(g)	Articles of Amendment effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

	(h)	Articles of Amendment effective November 8, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

	(i)	Articles Supplementary to Articles of Incorporation effective August 20, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

	(j)	Articles Supplementary to Articles of Incorporation effective February 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

	(k)	Articles Supplementary to Articles of Incorporation effective January 17, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

(l)	Articles Supplementary to Articles of Incorporation effective June 10, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

(m)	Articles Supplementary to Articles of Incorporation effective November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(n)	Articles of Amendment effective May 2, 2005 to Articles of Incorporation (name change) - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(o)	Articles Supplementary dated August 8, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant’s Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

(p)	Articles Supplementary dated November 23, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

(q)	Articles Supplementary dated January 31, 2006 to the Articles of Incorporation of ING Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(r)	Articles of Amendment, effective April 28, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(s)	Article of Amendment effective August 7, 2006 regarding ING MFS Capital Opportunities Portfolio name change – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(t)	Articles of Amendment effective January 30, 2007 regarding the dissolution of ING Goldman Sachs Capital Growth Portfolio and ING Goldman Sachs Structured Equity Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(u)	Articles Supplementary effective June 13, 2007 regarding Solution Growth and Income Portfolio and Solution Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(v)	Articles of Amendment effective August 20, 2007 regarding the name change of ING Davis Venture Value Portfolio – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(w)	Articles of Amendment effective November 29, 2007 regarding the dissolution of ING Fundamental Research Portfolio – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(x)	Articles Supplementary dated February 27, 2007 to the Articles of Incorporation of ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(y)	Articles Supplementary dated January 16, 2009 to the Articles of Incorporation of ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(z)	Articles Supplementary dated March 18, 2009 to the Articles of Incorporation of ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(aa)	Articles Supplementary dated April 1, 2009 regarding the name change of ING Columbia Small Cap Value II Portfolio – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(bb)	Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated June 22, 2009 – Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(cc)	Articles of Amendment dated July 29, 2009 regarding the dissolution of ING American Century Large Company Value Portfolio and ING Neuberger Berman Partners Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(dd)	Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated March 19, 2010 regarding the creation of ING Solution Aggressive Growth Portfolio and ING Solution Conservative Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(ee)	Articles of Amendment effective April 30, 2010 regarding ING Legg Mason ClearBridge Aggressive Growth Portfolio name change – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(ff)	Articles of Amendment effective September 8, 2011 regarding the dissolution of ING Baron Asset Portfolio and ING Fidelity® VIP Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(gg)	Articles of Amendment effective January 21, 2011 regarding ING Oppenheimer Global Strategic Income Portfolio name change – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(hh)	Articles of Amendment effective February 17, 2011 regarding the dissolution of ING Legg Mason ClearBridge Aggressive Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(ii)	Articles of Amendment effective April 29, 2011 regarding name change of ING Columbia Small Cap Value Portfolio, ING Van Kampen Comstock Portfolio, and ING Van Kampen Equity and Income Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(jj)	Articles Supplementary dated August 19, 2011 to the Articles of Incorporation of ING Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant’s Form N-1A Registration Statement on September 27, 2011 and incorporated herein by reference.

(kk)	Articles of Amendment dated September 23, 2011 regarding the dissolution of Adviser Class’ shares of ING Pioneer High Yield Portfolio – Filed as an exhibit to Post-Effective Amendment No. 56 to Registrant’s Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

(ll)	Articles of Amendment dated January 27, 2012 regarding the dissolution of Service 2 Class shares of ING Global Bond Portfolio – Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(mm)	Articles of Amendment dated April 16, 2012 regarding name change of ING Baron Small Cap Growth Portfolio – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(nn)	Articles of Amendment dated November 6, 2012 regarding name change of ING Thornburg Value Portfolio – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

	(oo)	Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated February 28, 2013 regarding the creation of ING Solution Aggressive Portfolio – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

	(pp)	Articles of Amendment dated April 22, 2013 regarding the dissolution of ING Growth and Income Core Portfolio and ING UBS U.S. Large Cap Equity Portfolio – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

	(qq)	Articles of Amendment dated April 23, 2013 regarding the name change of ING Davis New York Venture Portfolio, ING Invesco Van Kampen Comstock Portfolio, ING Invesco Van Kampen Equity and Income Portfolio, ING Solution Aggressive Growth Portfolio, ING Solution Growth Portfolio, and ING Solution Moderate Portfolio – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

	(rr)	Articles of Amendment dated June 7, 2013 regarding the dissolution of Class S2 shares of ING Fidelity VIP Contrafund Portfolio and ING Fidelity VIP Equity-Income Portfolio – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

	(ss)	Articles of Amendment effective May 1, 2014 regarding the name change of ING PIMCO Total Return Portfolio to VY® PIMCO Bond Portfolio, of ING Partners, Inc. to Voya Partners, Inc. and name changes for all ING Partners Portfolios– Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

	(tt)	Articles of Amendment effective December 12, 2014 regarding the name change of VY® PIMCO Bond Portfolio to Voya Aggregate Bond Portfolio – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

	(uu)	Articles Supplementary dated January 14, 2015 to Articles of Incorporation of Voya Partners, Inc. regarding the creation of Voya Solution 2060 Portfolio and Voya Index Solution 2060 Portfolio – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

	(vv)	Articles Supplementary dated April 7, 2015 to Articles of Incorporation of Voya Partners, Inc. regarding the classification of Class Z shares for the Voya Index Solution Portfolios – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

	(ww)	Articles Supplementary dated June 26, 2015 to Articles of Incorporation of Voya Partners, Inc. regarding the dissolution of Service 2 Class shares of VY® Fidelity® VIP Mid Cap Portfolio – Filed as an exhibit to Post-Effective Amendment No. 72 to Registrant’s Form N-1A Registration Statement on February 12, 2016 and incorporated herein by reference.

	(xx)	Articles Supplementary dated June 26, 2015 to Articles of Incorporation of Voya Partners, Inc. allocating additional shares to Service Class shares of Voya Solution Moderately Aggressive Portfolio – Filed as an exhibit to Post-Effective Amendment No. 72 to Registrant’s Form N-1A Registration Statement on February 12, 2016 and incorporated herein by reference.

	(yy)	Articles Supplementary dated October 7, 2015 to Articles of Incorporation of Voya Partners, Inc. regarding the dissolution of Voya Aggregate Bond Portfolio, Voya Index Solution 2015 Portfolio and Voya Solution 2015 Portfolio – Filed as an exhibit to Post-Effective Amendment No. 72 to Registrant’s Form N-1A Registration Statement on February 12, 2016 and incorporated herein by reference.

	(zz)	Articles Supplementary dated April 12, 2016 to Articles of Incorporation of Voya Partners, Inc. regarding the classification of Class R6 shares of certain Portfolios– Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(2)	(a)	By-laws - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(i) Amendment to the By-laws of Voya Partners, Inc. (formerly, ING Partners, Inc.) dated November 10, 2005 – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization between VY® Fidelity® VIP Mid Cap Portfolio and VY® T. Rowe Price Diversified Mid Cap Growth Portfolio each a series of Voya Partners, Inc. – Attached as Appendix A to the Proxy Statement/Prospectus.

(5)	Instruments Defining Rights of Security Holders (set forth in the Articles of incorporation which are incorporated by reference) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(6)	(a)	Amended and Restated Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015 between Voya Partners, Inc. and Directed Services LLC - Filed as an exhibit to Post-Effective Amendment No. 72 to Registrant’s Form N-1A Registration Statement on February 12, 2016 and incorporated herein by reference.

		(i)	Amended Schedule A, dated November 2015, to the Amended and Restated Investment Management Agreement, dated November 18, 2014, as amended and restated on May 1, 2015 – Filed as an exhibit to Post-Effective Amendment No. 72 to Registrant’s Form N-1A Registration Statement on February 12, 2016 and incorporated herein by reference.

		(ii)	Letter Agreement dated May 1, 2015 between Directed Services LLC and Voya Partners, Inc. regarding waiver of advisory fee for VY® Templeton Foreign Equity Portfolio (when investing in Templeton Institutional Funds-Foreign Smaller Companies Series) – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

		(iii)	Letter agreement dated May 1, 2016 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for Voya Global Bond Portfolio from May 1, 2016 through May 1, 2017 – Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

		(iv)	Letter agreement dated May 1, 2016 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for VY® American Century Small-Mid Cap Value Portfolio from May 1, 2016 through May 1, 2017– Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

		(v)	Letter agreement dated May 1, 2016 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for VY® Columbia Small Cap Value II Portfolio from May 1, 2016 through May 1, 2017– Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

		(vi)	Letter agreement dated May 1, 2016 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for VY® Invesco Comstock Portfolio for the period from May 1, 2016 through May 1, 2017– Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

		(vii)	Letter agreement dated May 1, 2016 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for VY® T. Rowe Price Growth Equity Portfolio for the period from May 1, 2016 through May 1, 2017 – Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

		(viii)	Letter Agreement dated May 1, 2016 to reduce annual investment management fee for VY® T. Rowe Price Growth Equity Portfolio for the period from May 1, 2016 through and including May 1, 2017 (reduction in excess of $500,000 all Voya funds managed by T. Rowe Price) – Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(ix) Letter agreement dated May 1, 2016 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for VY® Columbia Contrarian Core Portfolio for the period from May 1, 2016 through May 1, 2017 – Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(x) Letter agreement dated May 1, 2016 between Directed Services LLC and Voya Partners, Inc. regarding waiver of a portion of the investment management fee for VY® Invesco Equity and Income Portfolio for the period from May 1, 2016 through May 1, 2017 – Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(xi) Letter agreement dated January 1, 2016 between Directed Services LLC and Voya Partners, Inc. regarding waiver of a portion of the investment management fee for VY® Templeton Foreign Equity Portfolio for the period from January 1, 2016 through May 1, 2017– Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(b)	Investment Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and T. Rowe Price Associates, Inc. - Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(c)	Investment Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and American Century Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(d)	Investment Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and BAMCO, Inc. – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(e)	Investment Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and J.P. Morgan Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(f)	Investment Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and INVESCO Advisers, Inc. – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(g)	Investment Sub-Advisory Agreement, effective November 18, 2014 between Directed Services LLC and OppenheimerFunds, Inc. — Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(h)	Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and Pioneer Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(i)	Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and Templeton Investment Counsel, LLC - Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(i) Amendment effective as of January 1, 2016, to the Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and Templeton Investment Counsel, LLC – Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(j)	Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and Columbia Management Investment Advisers, LLC – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(k)	Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and Voya Investment Management Co. LLC regarding Voya Global Bond Portfolio, certain Voya Solution Portfolios and certain Voya Index Solution Portfolios – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(i) Amended Schedule A effective November 2015 to the Sub-Advisory Agreement between Directed Services LLC and Voya Investment Management Co. LLC – Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(l)	Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and Voya Investment Management Co. LLC regarding certain Voya Solution Portfolios and certain Voya Index Solution Portfolios – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(i) Amended Schedule A effective February 9, 2015 to the Sub-Advisory Agreement between Directed Services LLC and Voya Investment Management Co. LLC regarding certain Voya Solution Portfolios and certain Voya Index Solution Portfolios – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(m)	Expense Limitation Agreement effective January 1, 2016 between Directed Services LLC and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(i) Amended Schedule A effective May 1, 2016 to the Expense Limitation Agreement effective January 1, 2016 between Directed Services LLC and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(n)	Expense Limitation Agreement regarding Voya Solution Portfolios, Voya Index Solution Portfolios and Voya Fidelity VIP Portfolios, effective January 1, 2016, between Directed Services LLC and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(i) Amended Schedule A regarding Voya Solution Portfolios, Voya Index Solution Portfolios and Voya Fidelity VIP Portfolios, effective May 1, 2016 to the Expense Limitation Agreement between Directed Services LLC and Voya Partners, Inc. — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(0)	Letter agreement effective May 1, 2016 between Directed Services LLC and Voya Partners, Inc. regarding expense limitation for VY® Invesco Comstock Portfolio from May 1, 2016 through May 1, 2017 — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(p)	Letter agreement effective May 1, 2016 between Directed Services LLC and Voya Partners, Inc. regarding expense limitation for VY® Columbia Contrarian Core Portfolio from May 1, 2016 through May 1, 2017 — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(q)	Letter agreement effective May 1, 2016 between Directed Services LLC and Voya Partners, Inc. regarding expense limitation for VY® Templeton Foreign Equity Portfolio from May 1, 2016 through May 1, 2017 — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(r)	Letter agreement effective January 1, 2016 between Directed Services LLC and Voya Partners, Inc. regarding expense limitation for Class Z shares of Voya Index Solution Portfolios from January 1, 2016 through May 1, 2018 — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

	(s)	Letter Agreement dated January 1, 2016 regarding expense limitation recoupment for Voya Global Bond Portfolio, and VY® T. Rowe Price Diversified Mid Cap Growth Portfolio — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(7)	(1)	Distribution Agreement dated November 18, 2014 between the Voya Partners, Inc. and Voya Investments Distributor, LLC – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(i) Amended Schedule A effective November 19, 2015, to the Distribution Agreement between Voya Partners, Inc. and Voya Investments Distributor, LLC — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(8)	Not Applicable.

(9)	(a)	Custody Agreement dated January 6, 2003 between Voya Partners, Inc. and The Bank of New York Mellon- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i) Amended Exhibit A effective April 18, 2016 to the Custody Agreement dated January 6, 2003 with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

	(b)	Foreign Custody Manager Agreement dated January 6, 2003, with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i) Amended Exhibit A effective April 18, 2016 to the Foreign Custody Manager Agreement dated January 6, 2003 with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(ii) Amended Schedule 2 effective June 4, 2008 to the Foreign Custody Manager Agreement dated January 6, 2003 with the Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

	(c)	Fund Accounting Agreement dated January 6, 2003, with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i) Amended Exhibit A effective April 18, 2016 to the Fund Accounting Agreement dated January 6, 2003 with The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(10)	(a)	Second Amended and Restated Plan of Distribution pursuant to Rule 12b-1 of Voya Partners, Inc. regarding Adviser Class shares approved September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

	(b)	Third Amended and Restated Distribution Plan pursuant to Rule 12b-1 of Voya Partners, Inc. regarding Service 2 Class shares effective May 1, 2016 — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(i) Letter Agreement, dated May 1, 2016, between Voya Investments Distributor, LLC and Voya Partners, Inc. regarding waiver of distribution fees for Class S2 shares of VY® Invesco Equity and Income Portfolio for the period from May 1, 2016 through May 1, 2017 — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

	(c)	Third Amended and Restated Distribution Plan pursuant to Rule 12b-1 of Voya Partners, Inc. regarding Class T shares effective May 1, 2016 — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

	(d)	Second Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Adviser Class Shares approved September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

	(e)	Second Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Service Class Shares approved September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

	(f)	Second Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Class T Shares approved September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(i) Amended Schedule A, effective September 10, 2015, to the Second Amended and Restated Shareholder Servicing Plan regarding Class T shares — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

	(g)	Second Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Service 2 Class shares approved September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(i) Amended Schedule A, effective September 10, 2015, to the Second Amended and Restated Shareholder Servicing Plan regarding Service 2 Class shares — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

	(h)	Fifth Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System amended as of March 18, 2016 — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(11)	Opinion and Consent of Counsel – Filed as an exhibit to the Registrant’s Registration Statement on Form N-14 filed on May 5, 2016 and incorporated herein by reference.

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.

(13)	(a)	License Agreement between Aetna and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

	(b)	Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i) Amended Exhibit A, effective February 9, 2015, to the Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(ii) Amendment to Transfer Agency Services Agreement, effective February 8, 2011, between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

	(c)	Securities Lending Agreement and Guaranty, dated August 7, 2003, between Voya Partners, Inc. and The Bank of New York Mellon - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(i) Amended Exhibit A, effective April 18, 2016, to the Securities Lending Agreement and Guaranty dated August 7, 2003 between Voya Partners, Inc. and The Bank of New York Mellon — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

	(d)	Delegation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

	(g)	Service Agreement between Directed Services LLC and Golden American Life Insurance Company effective July 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

	(h)	Service Agreement between Directed Services LLC and ReliaStar Life Insurance Company effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

	(i)	Service Agreement between Directed Services LLC and ReliaStar Life Insurance Company of New York effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

	(j)	Service Agreement between Directed Services LLC and Southland Life Insurance Company effective as of May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

	(k)	Service Agreement between Directed Services LLC and Security Life of Denver Insurance Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

	(l)	Administrative Services Sub-Contract effective as of May 1, 2015, between Directed Services, LLC and Voya Investments, LLC – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(i) Amended Schedule A dated November 2015 to the Administrative Services Sub-Contract effective as of May 1, 2015, between Directed Services, LLC and Voya Investments, LLC — Filed as an exhibit to Post-Effective Amendment No. 73 to Registrant’s Form N-1A Registration Statement on April 27, 2016 and incorporated herein by reference.

(14)	Consent of the independent registered public accounting firm – Filed herein.

(15)	Not applicable.

(16)	Powers of Attorney – Filed as exhibits to the Registrant’s Registration Statement on Form N-14 filed on May 5, 2016 and incorporated herein by reference.

(17)	Not applicable.

ITEM 17. UNDERTAKINGS

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been duly signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 6th day of June , 2016.

Voya Partners, Inc.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Todd Modic*	Senior Vice President Chief/Principal Financial Officer	June 6 , 2016

Colleen D. Baldwin*	Director	June 6 , 2016

John V. Boyer*	Director	June 6 , 2016

Patricia W. Chadwick*	Director	June 6 , 2016

Peter S. Drotch*	Director	June 6 , 2016

Martin J. Gavin*	Director	June 6 , 2016

Russell H. Jones*	Director	June 6 , 2016

Patrick W. Kenny*	Director	June 6 , 2016

Shaun P. Mathews*	Interested Director and President and Chief Executive Officer	June 6 , 2016

Joseph E. Obermeyer*	Director	June 6 , 2016

Sheryl K. Pressler*	Director	June 6 , 2016

Christopher P. Sullivan*	Director	June 6 , 2016

Roger B. Vincent*	Director	June 6 , 2016

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**	Powers of Attorney for Todd Modic and each Director - Filed as exhibits to the Registrant’s Registration Statement on Form N-14 filed on May 5, 2016 and incorporated herein by reference.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(14)	Consent of Independent Registered Public Accounting Firm